NOTE 16: RESTRUCTURING EXPENSE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Restructuring Expense	$ 110,424	$ 0	$ 0